FAIR VALUE MEASUREMENTS - Assets Measured on Non-Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total assets	$ 44,392	$ 22,631
Property, plant and equipment | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	130
Property, plant and equipment | Non-recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Property, plant and equipment | Non-recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Property, plant and equipment | Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Total assets	130
Impairment charges	$ 389